Borrowings	12 Months Ended
Mar. 31, 2018
Borrowings.
Borrowings

32. Borrowings

	March 31,
	Term	2017	2018
Current
Finance lease liabilities	Less than 1 year	4,544	4,920
Vehicle loan	Less than 1 year	9,430	14,310
Secured loan from banks/NBFC's*	Less than 1 year	—	472,630

Total		13,974	491,860

Non-Current
Finance lease liabilities	More than 1 year	8,307	3,992
Vehicle loan	More than 1 year	22,595	31,813
Secured loan from banks/NBFC's*	More than 1 year	—	324,164

Total		30,902	359,969

*	Non-Banking Financial Company

				Carrying amount
	Currency	Interest Rate	Year of Maturity	March 31,
				2017	2018
Secured bank loans/NBFC's	INR	14.75%	2019 - 2020	—	400,116
Vehicle loan	INR	8 - 10%	2017 - 2022	32,025	46,123
Finance lease liabilities	SGD	2.99% to 3.18%	2019 - 2021	12,851	8,913
Secured bank loans	USD	9.0%	2019 - 2020	—	396,677

				44,876	851,829

Term loan—Innoven capital

        Term loan amounting to INR 250,000 was taken by the Group, during the year ended March 31, 2014 and that carries an interest of 14.40% per annum. The Group received the amount in two tranches of INR 150,000 in November 2013 and INR 100,000 in March 2014. The loan is repayable in 31 and 30 monthly instalments of INR 4,838 and INR 3,333 respectively each along with interest. The loan is secured by hypothecation of fixed and current assets, both existing and future, including all intellectual property rights.

        On January 20, 2017, Yatra Online Private Limited, a subsidiary of the Parent Company, prepaid the outstanding amount, amounting to INR 10,309 which includes prepayment charges of INR 200.

        During the current financial year, a further loan was taken amounting to INR 1,002,858 (USD 7.8 million and INR 495 million) that carries an interest of 9% per annum on loan taken outside India and an interest of 14.75% on loan taken in India. The Group received the amount in two tranches of INR 672,550 (USD 5 million and INR 320 million) and INR 357, 308 (USD 2.8 million and INR 175 million). The loan is repayable in 26 and 23 instalments of INR 12,521 (USD 0.2 million) and INR 7,926 (USD 0.12 million) respectively each along with interest for the loan taken outside India. For the borrowing in India the loan is repayable in 26 and 23 instalments of INR 12,308 and INR 7,609 respectively each along with interest. Pursuant to the loan, the Company has also issued 154,000 warrants to Innoven for them to be subscribed to equivalent number of shares at an exercise price of $12 per share up to September 2022 (refer Warrants section below).

Term loan—Macquarie

        On July 24, 2015, the Group has taken a term loan of INR 326,616. The loan carries interest in two parts, cash interest rate at 5% p.a and PIK (Pay in kind) interest rate at 3.5% p.a., PIK interest rate is payable in kind through accretion to the aggregate outstanding principal amount of the loan; provided that, if the maturity date is extended beyond the first anniversary of the borrowing date, the PIK interest rate for each interest period starting after the first anniversary of the borrowing date shall be increase to 5.0% per annum.

        Share of the subsidiaries of the group THCL Travel Holding Cyprus Limited and Asia Consolidated DMC Pte. Ltd. are pledged against the loan.

        The term of the loan is for twelve (12) months from the borrowing date and the maturity date shall automatically be extended to the date falling twenty four (24) months after the borrowing date provided that, if no default has been occurred and is continuing.

        Group may not make any voluntary prepayments in respect of the loan prior to the first anniversary of the borrowing date.

        The proceeds of the loan are solely to fund the working capital requirements of the group, to pay for operational and capital expenditure items, equity investments in its subsidiaries and for general corporate and administrative purposes of the borrower and its subsidiaries (including the payment of any closing costs and fees owned by the borrower to the lender in connection with the transactions contemplated by this agreement and the loans documents).

        On December 29, 2016, the Parent Company, prepaid the outstanding amount amounting to INR 359,829.

Warrants

        In conjunction with various financing transactions, the Company issued warrants (except quoted warrants) to purchase the Company's common stock and preference shares. These warrants are classified to be derivative instruments and as such, are recorded at fair value through profit and loss account. The Company estimates the fair values of the warrants at each reporting period using a Black-Scholes option-pricing model.

        The Company will continue to adjust the fair value of the warrant liability at the end of each reporting period for changes in fair value from the prior period until the earlier of the exercise or expiration of the applicable warrants or until such time that the warrants are no longer determined to be derivative instruments.

        During the current year, the Company had further allotted warrants against the loan facility, the fair values of the warrants was taken using a Black-Scholes option-pricing model as on the date of the allotment. These warrants are classified to be equity instruments and accounted in the financial basis the same.

        Warrants give the holder the right to purchase Common shares/preference shares from the issuer at a specific price within a certain time frame. The details of the warrants issued is as follows :

	Number of shares	Date of issue	Exercise price	Expiration date
Silicon Valley Bank—Convertible to preference shares—Series D*	31,293	27-Nov-13	INR 465.36 ($7.19)	26-Nov-20
Silicon Valley Bank—Convertible to preference shares—Series E*	25,749	27-Nov-13	INR 251.12 ($3.88)	26-Nov-20
Macquarie Corporate Holdings Pty Limited—Ordinary shares**	46,458	24-Jul-15	INR 1,751.46 ($26.90))	24-Jul-23
Innoven Capital—Ordinary shares	154,000	12-Sep-17	INR 781.32 ($12)	12-Sep-22

*	Silicon Valley Bank warrants were converted into 10,865 ordinary shares pursuant to net settlement date during the financial year 2017.
**

On December 16, 2016, the Parent Company converted its preference shares into ordinary shares and effectuated a reverse 5.4242194-for-one share split of its ordinary shares as well as a 5.4242194-for-one adjustment with respect to the number of ordinary shares underlying its share options and a corresponding adjustment to the exercise prices of such options.

        Refer to Note 7 (considered derivative instruments) and Note 30 (considered equity), for movement in warrants during the year.

Vehicle loan

        This includes the vehicles taken on loan by the company. Refer to Note 19.

Finance lease liabilities

        Finance lease liabilities include the vehicles taken on finance lease by the company. Refer to Note 19.